RELATED PARTY TRANSACTIONS - Schedule of Revenues Earned by Providing Services to Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Other revenues	$ 1,626	$ 1,453	$ 1,561
Investment Management and Services Fees
Related Party Transaction [Line Items]
Other revenues	1,148	999	1,056
Distribution Revenues
Related Party Transaction [Line Items]
Other revenues	398	372	415
Shareholder Servicing Fees
Related Party Transaction [Line Items]
Other revenues	73	76	85
Other Revenues
Related Party Transaction [Line Items]
Other revenues	$ 7	$ 6	$ 5